Other financial liabilities and other liabilities_Details of other financial liabilities and other liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (6,968)	₩ (3,041)
Total of other financial liabilities	14,215,817	17,706,767	$ 13,088,865
Other liabilities	473,813	420,471	$ 436,252
Total of other financial liabilities and other liabilities	14,689,630	18,127,238
Accounts payable | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,028,639	6,131,339
Total of other financial liabilities	4,028,639	6,131,339
Accrued expenses | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	2,049,401	2,516,231
Total of other financial liabilities	2,049,401	2,516,231
Borrowings from trust accounts | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	2,984,031	3,277,795
Total of other financial liabilities	2,984,031	3,277,795
Agency business revenue | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	466,485	362,820
Total of other financial liabilities	466,485	362,820
Foreign exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	789,189	1,153,457
Total of other financial liabilities	789,189	1,153,457
Domestic exchange settlement credits | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	180,251	1,261,928
Total of other financial liabilities	180,251	1,261,928
Lease liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	407,431	419,045
Total of other financial liabilities	407,431	419,045
Other miscellaneous financial liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,317,358	2,587,193
Total of other financial liabilities	3,317,358	2,587,193
Unearned Income | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	254,702	224,840
Other miscellaneous liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 219,111	₩ 195,631